Nature of Business (Details) (USD $)	3 Months Ended			12 Months Ended
	Mar. 31, 2013 Segments Grants	Mar. 31, 2012	Sep. 30, 2011	Dec. 31, 2012 Segments Grants	Dec. 31, 2011	Dec. 31, 2010
Nature of Business (Textual)
Number of active business segments	2			2
Number of active grants	4			4
Cash and cash equivalents	$ 2,612,021	$ 5,321,133		$ 3,356,380	$ 5,996,668	$ 7,451,714
Net decrease in cash and cash equivalents	(744,359)	(675,535)		(2,640,288)	(1,455,046)
Percentage decrease in cash and cash equivalents	22.00%			44.00%
Working capital, carrying value	1,763,848			2,682,383	5,696,444
Decrease in working capital	918,535			3,014,061
Percentage decrease in working capital	34.00%			53.00%
Net cash used in operating activities	(744,359)	(675,535)		(2,635,533)	(1,951,738)
Increase in net cash used in provided by operating activities	68,824			683,795
Percentage change in net cash used in provided by operating activities	10.00%
Decrease in net cash used in provided by operating activities				4,316,205
Proceeds from issuance of territory license			5,000,000
Active grant funding available	3,600,000			3,800,000
Proceeds from net operating losses				$ 521,458
Reverse stock split, Ratio				1-for-20	1-for-20